2. Summary of Significant Accounting Policies: (k) Basic and Diluted Net Income (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	11,314,655	19,437,321